Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 68	$ 70
Assets, Gross amounts not offset in consolidated balance sheets	13	15
Assets, Net amounts	55	55
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(16)	(18)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(13)	(15)
Liabilities, Net Amounts	$ (3)	$ (3)